Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 5,345,877	$ 4,911,736
Gross Unrealized Gains	79,357	173,990
Gross Unrealized Losses	130,434	1,525
Fair Value	5,294,800	5,084,201
Weighted Average Yield	2.30%	2.94%
Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25,440
Fair Value	25,503
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,150,845
Fair Value	1,142,569
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	645,744
Fair Value	624,889
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,520,670
Fair Value	3,497,723
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	26,474	34,254
Gross Unrealized Gains	2,008	2,984
Gross Unrealized Losses	0	0
Fair Value	28,482	37,238
Weighted Average Yield	3.85%	3.39%
US Treasury Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	7,018
Gross Unrealized Gains	0	20
Gross Unrealized Losses	0	0
Fair Value	0	7,038
Weighted Average Yield	0.00%	1.67%
US Treasury Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	26,474	27,236
Gross Unrealized Gains	2,008	2,964
Gross Unrealized Losses	0	0
Fair Value	28,482	30,200
Weighted Average Yield	3.85%	3.83%
US Treasury Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,664,085	1,083,976
Gross Unrealized Gains	1,817	12,934
Gross Unrealized Losses	36,697	592
Fair Value	1,629,205	1,096,318
Weighted Average Yield	1.38%	2.60%
US Government Sponsored Enterprises Debt Securities Member | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25,021	460,319
Gross Unrealized Gains	39	7,614
Gross Unrealized Losses	0	0
Fair Value	25,060	467,933
Weighted Average Yield	1.85%	3.82%
US Government Sponsored Enterprises Debt Securities Member | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,087,453	167,177
Gross Unrealized Gains	1,678	2,057
Gross Unrealized Losses	12,715	0
Fair Value	1,076,416	169,234
Weighted Average Yield	1.26%	1.59%
US Government Sponsored Enterprises Debt Securities Member | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	528,611	456,480
Gross Unrealized Gains	100	3,263
Gross Unrealized Losses	21,742	592
Fair Value	506,969	459,151
Weighted Average Yield	1.52%	1.74%
US Government Sponsored Enterprises Debt Securities Member | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,000	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	2,240	0
Fair Value	20,760	0
Weighted Average Yield	3.12%	0.00%
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	78,178	54,252
Gross Unrealized Gains	74	804
Gross Unrealized Losses	11,875	75
Fair Value	66,377	54,981
Weighted Average Yield	5.89%	4.91%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	5,220
Gross Unrealized Gains	0	26
Gross Unrealized Losses	0	0
Fair Value	0	5,246
Weighted Average Yield	0.00%	3.08%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,228	6,254
Gross Unrealized Gains	45	130
Gross Unrealized Losses	85	39
Fair Value	6,188	6,345
Weighted Average Yield	4.64%	4.65%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,147	5,513
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,978	36
Fair Value	21,169	5,477
Weighted Average Yield	6.33%	3.79%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	48,803	37,265
Gross Unrealized Gains	29	648
Gross Unrealized Losses	9,812	0
Fair Value	39,020	37,913
Weighted Average Yield	5.84%	5.38%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,474,765	2,315,008
Gross Unrealized Gains	19,554	52,569
Gross Unrealized Losses	76,023	512
Fair Value	2,418,296	2,367,065
Weighted Average Yield	2.06%	2.22%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,131	4,927
Gross Unrealized Gains	101	35
Gross Unrealized Losses	0	0
Fair Value	5,232	4,962
Weighted Average Yield	1.79%	1.48%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	31,613	39,897
Gross Unrealized Gains	921	1,794
Gross Unrealized Losses	0	0
Fair Value	32,534	41,691
Weighted Average Yield	2.98%	2.94%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,438,021	2,270,184
Gross Unrealized Gains	18,532	50,740
Gross Unrealized Losses	76,023	512
Fair Value	2,380,530	2,320,412
Weighted Average Yield	2.05%	2.21%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	509	2,414
Gross Unrealized Gains	4	59
Gross Unrealized Losses	0	0
Fair Value	513	2,473
Weighted Average Yield	3.78%	4.59%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	509	2,414
Gross Unrealized Gains	4	59
Gross Unrealized Losses	0	0
Fair Value	513	2,473
Weighted Average Yield	3.78%	4.59%
Collateralized Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,086,446	1,383,356
Gross Unrealized Gains	54,722	99,920
Gross Unrealized Losses	5,527	129
Fair Value	1,135,641	1,483,147
Weighted Average Yield	3.95%	4.21%
Collateralized Mortgage Backed Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	419	288
Gross Unrealized Gains	24	13
Gross Unrealized Losses	0	0
Fair Value	443	301
Weighted Average Yield	3.14%	3.47%
Collateralized Mortgage Backed Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	15,921	3,838
Gross Unrealized Gains	833	191
Gross Unrealized Losses	0	0
Fair Value	16,754	4,029
Weighted Average Yield	4.50%	4.12%
Collateralized Mortgage Backed Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	62,373	81,645
Gross Unrealized Gains	3,058	6,207
Gross Unrealized Losses	1,214	0
Fair Value	64,217	87,852
Weighted Average Yield	4.12%	4.71%
Collateralized Mortgage Backed Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,007,733	1,297,585
Gross Unrealized Gains	50,807	93,509
Gross Unrealized Losses	4,313	129
Fair Value	1,054,227	1,390,965
Weighted Average Yield	3.93%	4.18%
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,178	6,507
Gross Unrealized Gains	1,109	909
Gross Unrealized Losses	171	10
Fair Value	4,116	7,406
Weighted Average Yield	4.06%	3.46%
Other Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,242	31,969
Gross Unrealized Gains	69	3,811
Gross Unrealized Losses	141	207
Fair Value	12,170	35,573
Weighted Average Yield	2.09%	7.17%
Other Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Other Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,638	9,992
Gross Unrealized Gains	0	0
Gross Unrealized Losses	141	207
Fair Value	9,497	9,785
Weighted Average Yield	1.68%	1.67%
Other Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	18,032
Gross Unrealized Gains	0	3,675
Gross Unrealized Losses	0	0
Fair Value	0	21,707
Weighted Average Yield	0.00%	11.00%
Other Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,604	3,945
Gross Unrealized Gains	69	136
Gross Unrealized Losses	0	0
Fair Value	$ 2,673	$ 4,081
Weighted Average Yield	3.61%	3.62%